UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Eric M. Banhazl

Advisors Series Trust

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

414-765-5340

Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
For the Six Months Ended
September 30, 2003

Dear Fellow Shareholder:

This is the third time we have prepared a formal report to our shareholders, but represents the first time we can talk about a positive cumulative return. After a very dark period in the market’s history, we have finally seen the rally that everyone hoped for.

From April 1, 2002 (The Teberg Fund’s start date) through the end of the September 30, 2003 quarter, we achieved a return of 8.69%. This is especially significant when compared with the -10.80% return posted by the S&P 500 during the same period. Bottom line is that we outperformed our Fund’s benchmark by 19.49%, which is not bad for a fledgling mutual fund from northern Minnesota.

We are also pleased to report that we made the top 3% of the 219 funds in Morningstar’s Conservative Allocation category for our 12-month return as of September 30, 2003. There’s no label we like better than conservative, and to rise to the top of this group is very gratifying.

As always, it isn’t the bragging rights that excite us but the fact that we have done well for our shareholders. It appears that some investors who are celebrating the market’s upturn are overlooking the real dollars they lost during the last eighteen months. As we all know, it’s much easier to crawl out of a hole when you’re closer to the surface.

It’s also easier to take advantage of a recovery when you’re still in the market, which is why long-term investors like the ones we value usually do better than fair weather ones.

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Whether this recovery will be short lived or sustained remains to be seen. There’s evidence that some investors have jumped back into the market after retreating near the bottom in the hope that they will never again experience these losses. Our strategy is not to react to every market trend but rather to stick with the conservative plan that has guided The Teberg Fund since inception.

It takes discipline and determination to run a long-distance race when the scenery is somewhat constant. This is the course our shareholders have embarked upon. Like the old fable about the tortoise and the hare, we hope you will end up a winner at the end of the race.
Sincerely,

Curtis A. Teberg
Portfolio Manager

Morningstar rankings are based on fund total returns for the period shown, taking into consideration changes in the net asset value, accumulation and reinvestment of dividends and the compounding factor over time. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The returns shown reflect the reinvestment of dividends and capital gains, and a fee waiver in effect. Without such fee waiver, returns and ranking may be lower. Please see the attached Annual Report for more complete Fund performance information.

The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot invest directly in an index.

This material must be preceded or accompanied by a prospectus. (11/03)

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THE TEBERG FUND

Comparison of the change in value of a hypothetical $10,000 investment in The Teberg Fund versus the S&P 500 Index

Total Return :

	One Year	Since Inception[1]

The Teberg Fund	20.50%	5.72%
S&P 500 Index	24.40%	-7.35%

The Fund commenced operations on April 1, 2002.

1 Average Annual Total Return represents the average change in account value over the period indicated.

Past performance is no guarantee of future results. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares. Share value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original investment. Indices do not incur expenses and are not available for investment.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

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The Teberg Fund
SCHEDULE OF INVESTMENTS at September 30, 2003 (Unaudited)

Shares		Market Value

	Domestic Equity Funds: 28.70%
14,356	AIM Constellation Fund - Institutional Class	$297,021
1,873	AIM High Yield Fund - Class A	7,866
49,573	AIM Weingarten Fund - Class A	539,854
34,369	American AMCAP Fund - Class A	526,182
42,279	American Washington Mutual Investors Fund - Class A	1,091,655
21,542	Brandywine Fund, Inc.	458,851
2,366	FPA Capital Fund	78,234
2,629	Fidelity Advisor Equity Growth Fund - Institutional Class	110,140
9,495	Fidelity Advisor Growth Opportunities Fund - Institutional Class	246,309
10,731	Fidelity Growth & Income Portfolio	351,026
12,963	Franklin Flex Cap Growth Fund - Class A	379,701
11,067	Gabelli Asset Fund - Class AAA	356,897
99,296	INVESCO Growth Fund - Investor Class	179,725
23,245	Janus Fund	482,343
14,858	John Hancock Small Cap Equity Fund - Class A	214,111
5,146	Liberty Acorn Fund - Class Z	101,521
3,193	MFS Capital Opportunities Fund - Class A	34,389
14,946	MFS Mid Cap Growth Fund - Class A	105,670
49,548	Putnam OTC & Emerging Growth Fund - Class A	312,153
9,689	Putnam Vista Fund - Class A	70,730
5,225	Rydex Series Trust - Arktos Fund - Investor Class	150,522
13,724	Rydex Series Trust - Ursa Fund	150,137
8,912	SAFECO Growth Opportunities Fund - Investor Class	198,374
16,495	Seligman Communications and Information Fund - Class A	337,167
1,553	Weitz Series Fund, Inc. - Value Fund	50,018

	Total Domestic Equity Funds
	(Cost $6,256,710)	6,830,596

	Money Market Funds: 71.50%
1,508,406	Cash Trust Series II - Treasury Cash Series II	1,508,406
15,506,169	Institutional Fiduciary Trust - Money Market Portfolio	15,506,169

	Total Money Market Funds
	(Cost $17,014,575)	17,014,575

	Total Investments (Cost $23,271,285):100.20%	23,845,171
	Liabilities in Excess of Other Assets: (0.20%)	(48,154)

	Net Assets: 100.00%	$23,797,017

See accompanying Notes to Financial Statements.

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The Teberg Fund
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S
at September 30, 2003 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $23,271,285)	$23,845,171
Receivables
Dividends and interest	9,573
Prepaid expenses	2,864

Total assets	23,857,608

LIABILITIES
Payables
Advisory fees	32,300
Administration fees	3,920
Accrued expenses	24,371

Total liabilities	60,591

NET ASSETS	$23,797,017

Net asset value, offering and redemption price per share
[$23,797,017/2,207,147 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$10.78

COMPONENTS OF NET ASSETS
Paid-in capital	$21,784,874
Undistributed net investment income	280,250
Accumulated net realized gain on investments	1,158,007
Net unrealized appreciation on investments	573,886

NET ASSETS	$23,797,017

See accompanying Notes to Financial Statements.

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The Teberg Fund
S T A T E M E N T O F O P E R A T I O N S
For the Six Months Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$455,215

Expenses
Advisory fees (Note 3)	161,072
Administration fees (Note 3)	21,476
Distribution fees (Note 4)	12,983
Fund accounting fees	12,656
Transfer agent fees	11,731
Audit fees	8,658
Legal fees	3,238
Trustee fees	3,219
Registration fees	3,009
Custody fees	2,887
Shareholder reporting	1,899
Other	1,683
Insurance fees	1,098

Total expenses	245,609
Add: expenses recouped by advisor (Note 3)	21,228

Net expenses	266,837

Net investment income	188,378

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	1,346,243
Net change in unrealized appreciation on investments	408,930

Net realized and unrealized gain on investments	1,755,173

Net Increase in Net Assets Resulting from Operations	$1,943,551

See accompanying Notes to Financial Statements.

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The Teberg Fund
S T A T E M E N T O F C H A N G E S I N N E T A S S E T S

	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003 (1)

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$188,378	$213,444
Net realized gain/(loss) on security transactions	1,346,243	(188,236)
Net change in unrealized appreciation on investments	408,930	164,956

Net increase in net assets resulting from operations	1,943,551	190,164

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	(121,572)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase in net assets derived from net change
in outstanding shares (a)	3,910,278	17,874,596

Total increase in net assets	5,853,829	17,943,188

NET ASSETS
Beginning of period	17,943,188	-

End of period	$23,797,017	$17,943,188

(a)    A summary of share transactions is as follows:

	Six Months Ended		Year
	Ended September 30, 2003		Ended
	(Unaudited)		March 31, 2003 (1)

	Shares	Paid in Capital	Shares	Paid in Capital

Shares sold	364,898	$3,923,163	1,842,899	$17,867,357
Shares reinvested	-	-	12,637	121,572
Shares redeemed	(1,197)	(12,885)	(12,090)	(114,333)

Net increase	363,701	$3,910,278	1,843,446	$17,874,596

(1) Fund commenced operations on April 1, 2002.
See accompanying Notes to Financial Statements.

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The Teberg Fund
F I N A N C I A L H I G H L I G H T S
For a share outstanding throughout each period

	Six Months Ended September 30, 2003 (Unaudited)		Year Ended March 31, 2003*

Net asset value, beginning of period	$9.73		$10.00

Income from investment operations:
Net investment income	0.09		0.13
Net realized and unrealized gain/(loss) on investments	0.96		(0.32)

Total from investment operations	1.05		(0.19)

Less Distributions:
From net investment income	-		(0.08)

Total distributions	-		(0.08)

Net asset value, end of period	$10.78		$9.73

Total return	10.79%	+	(1.90%)

Ratios/supplemental data:
Net assets, end of period (thousands)	$23,797		$17,943
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.27%	**	2.93%
After expense reimbursement/recoupment	2.48%	**	2.50%
Ratio of net investment income to average net assets
After expense reimbursement/recoupment	1.75%	**	1.95%
Portfolio turnover rate	34.09%		84.10%

*    The Fund commenced operations of April 1, 2002
+    Not Annualized.
**    Annualized.

See accompanying Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS at September 30, 2003 (Unaudited)

NOTE 1 - ORGANIZATION

The Teberg Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund began operations on April 1, 2002. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.   Security Valuation : The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B.   Federal Income Taxes : It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.   Security Transactions, Dividends and Distributions : Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified with the capital accounts based on their Federal tax treatment.

D.   Use of Estimates : The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2003, First Associated Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. For the six months ended September 30, 2003, the Fund incurred $161,072 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 2.50% of average net assets (the “expense cap”). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the

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Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended September 30, 2003, the Advisor recouped $22,844 of such expenses it previously reimbursed to the Fund. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $22,701 at September 30, 2003, which expires in the year 2007. For the six months ended September 30, 2003 the Advisor waived $1,616 in 12b-1 fees received from underlying funds that were purchased through a broker affiliated with the Advisor. The 12b-1 fees received by the Fund were used to reduce the amount recouped by the advisor and are included in the advisory fee recoupment in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate
Less than $15 million	$30,000
$15 million to less than $50 million	0.20% of average daily net assets
$50 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator and Distributor.

NOTE 4 – DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of to 0.25% of the Fund’s average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and services activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordination”. For the six months ended September 30, 2003, the Fund paid the Distribution Coordinator $12,983.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,561,296 and $17,864,008 respectively.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

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The tax character of distributions paid during the six months ended September 30, 2003 and the year ended March 31, 2003 were as follows:

	9/30/2003	3/31/2003

Ordinary Income	$ 0	$121,572

As of March 31, 2003, Fund’s most recent fiscal year end, the components of the distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$91,872

Net realized losses differ for financial statements and tax purposes due to differing treatments for wash sale losses deferred, losses realized subsequent to October 31 on the sale of securities, and net operating losses.

As of September 30, 2003, the components of net assets on a tax basis were as follows:

Cost of investments for tax purposes	$23,271,583

Gross tax unrealized appreciation	671,702
Gross tax unrealized depreciation	(98,114)

Net tax unrealized appreciation	$573,588

The Fund had a capital loss carryforward of $180,302 at March 31, 2003 which expires in 2011.

In addition, the Fund has elected to defer post-October capital losses of $7,636 and treat such losses as arising on April 1, 2003.

NOTE 7 – CHANGE OF AUDITORS

On June 13, 2003, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent accountants for the Teberg Fund (the “Fund”), a series of Advisors Series Trust (the “Company”). On June 13, 2003, the Company retained Tait, Weller & Baker (“Tait”) as the independent accountants for the Fund. The retention of Tait as the independent accountants of the Fund has been approved by the Company’s Audit Committee and Board of Trustees.

The reports of PwC on the financial statements of the Fund for the past fiscal year contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the most recent fiscal year and through June 13, 2003, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

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Advisor
First Associated Investment Advisors
5161 Miller Trunk Highway
Duluth, MN 55811

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 209-1964

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Independent Accountants
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24 th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-866-209-1964.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a)    The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)    There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)    Not applicable.

(b)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)    Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_ /s/ Eric M. Banhazl

Eric M. Banhazl, President

Date        11/24/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _ /s/ Eric M. Banhazl

Eric M. Banhazl, President

Date_____ 11/24/03 ___________________________________________

By (Signature and Title) _ /s/ Douglas G. Hess

Douglas G. Hess, Treasurer

Date______ 11/24/03 __________________________________________

Exhibit A

Not applicable.